Investment (Details) - USD ($) $ in Millions		1 Months Ended	12 Months Ended
	Aug. 31, 2018	Dec. 31, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Apr. 17, 2018
Mountain Capital Fund L.P. [Member]
Investment [Line Items]
Equity interest,percentage						50.00%
Determined an impairment					$ 2.3
PayTM E-Commerce Private Limited [Member]
Investment [Line Items]
Percentage of share		100.00%
Exchange amount		$ 0.7
Bitmain Technologies Holding Company [Member]
Investment [Line Items]
Initial investment	$ 15.0
Recognized a gain on sale of investment			$ 1.6	$ 6.8	$ 1.7
Carrying value of investment				$ 2.3
Bitmain Technologies Holding Company [Member] | Series B Preferred Stock [Member]
Investment [Line Items]
Share purchase (in Shares)	11,506,695	11,149,200	6,689,520	26,758,080	11,149,200